Earnings per share	6 Months Ended
Jun. 30, 2021
Earnings per share [abstract]
Earnings per Share	Earnings per share
EARNINGS PER SHARE

Quarters				Half year
Q2 2021	Q1 2021	Q2 2020		2021	2020
3,428	5,660	(18,131)	Income/(loss) attributable to Royal Dutch Shell plc shareholders ($ million)	9,087	(18,155)

			Weighted average number of shares used as the basis for determining:
7,790.1	7,782.1	7,789.8	Basic earnings per share (million)	7,786.1	7,804.8
7,835.9	7,832.3	7,789.8	Diluted earnings per share (million)	7,834.2	7,804.8